Income taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Summary of (Loss) Income Before Provision for Income Taxes

(Loss) income before income taxes consists of the following:

	Year ended March 31,
	2017	2016	2015
United Kingdom	$(8,162)	$942	$5,955
Foreign	4,923	(3,321)	(5,518)
(Loss) income before income taxes	$(3,239)	$(2,379)	$437

Schedule of Provision for Income Taxes

The provision for income taxes in the accompanying consolidated financial statements is comprised of the following:

	As of March 31,
	2017	2016	2015
Current tax expense:
Domestic	$—	$154	$—
Foreign	2,202	711	152
Total current tax expense	2,202	865	152
Deferred tax expense:
Domestic	—	—	—
Foreign	—	—	—
Total deferred tax expense	—	—	—
Total provision for income taxes	$2,202	$865	$152

Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate

The reconciliation of the United Kingdom statutory tax rate to the Company’s effective tax rate included in the accompanying consolidated statements of operations is as follows:

	Year ended March 31,
	2017	2016	2015
Tax at statutory rate	20.0%	20.0%	21.0%
U.S. state taxes, net of federal	(1.0)	(1.9)	9.9
Foreign rate differential	(39.3)	18.0	(214.6)
Meals and entertainment	(7.4)	(7.9)	24.3
Branch income / loss	0.9	0.3	(2.7)
Share-based compensation	(4.0)	(7.3)	90.8
Foreign exchange	(24.8)	7.4	(215.4)
Non-deductible interest expense	(3.3)	(13.9)	76.2
Tax credits	15.6	7.9	—
Change in valuation allowance	124.7	48.1	243.5
Deferred tax true-ups	(12.4)	(61.0)	—
Tax reserves	(117.7)	(23.8)	—
Provision to return	(0.7)	(6.5)	—
Other foreign taxes	(6.7)	—	—
Non-deductible expenses	(10.6)	(3.9)	—
Deferred tax rate change	(1.3)	(12.8)	—
Other	—	0.9	1.8
Effective Tax Rate	(68.0)%	(36.4)%	34.8%

Components of Deferred Tax Assets and (Liabilities)

The Company’s significant deferred tax assets (liabilities) components are as follows:

	As of March 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$7,835	$12,362
Share-based compensation	3,406	2,369
Deferred revenue	2,184	1,609
Fixed assets	1,715	1,097
Accrued compensation	1,062	732
Accrued costs	144	203
Deferred rent	243	284
Income tax credits	578	184
Other	462	149
Gross deferred tax assets	17,629	18,989
Deferred tax liabilities:
Prepaid expenses	(8)	(139)
Fixed assets	(2,891)	(442)
Other	—	(53)
Gross deferred tax liabilities	(2,899)	(634)
Valuation allowance	(14,730)	(18,355)
Deferred tax assets, net	$—	$—

Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	As of March 31,	As of March 31,
	2017	2016
Balance as of April 1, 2016	$2,326	$—
Additions based on tax positions related to current year	4,200	1,258
Additions for tax positions of prior years	—	1,068
Reductions for tax positions of prior years	(1,311)	—
Expiration of statutes of limitation	(284)	—
Balance as of March 31, 2017	$4,931	$2,326